Expense Example - Brighthouse/Wellington Core Equity Opportunities Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	895
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,190
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,073